Significant Accounting Policies (Schedule Of Employee Stock Options On Estimated Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Dividend yield	0.00%	2.56%	2.45%
Expected volatility	0.00%	34.29%	36.07%
Risk-free interest rate	0.00%	0.87%	0.83%
Expected life	0 years	4 years	4 years
Forfeiture rate	0.00%	0.56%	0.56%
Suboptimal factor	0	1.75	1.75